RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Narrative (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Increase (decrease) in current tax expense (income) due to rate regulation	DKK 171
Potential withholding tax amounts related to distribution of earnings	DKK 343	DKK 330